RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($) Counterparty company individual	Dec. 31, 2020 ARS ($) company Counterparty individual
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 476,728	$ 242,271
Number of recipient related parties | Counterparty	79	80
Average total financial exposure	$ 6,035	$ 3,028
Single largest financial exposure	$ 446,417	$ 933,426
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	69	71
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	10	9